Related Party Transactions - Additional Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transactions [Line Items]
Interest paid on loan			$ 503,000	$ 3,032,000
Research and development expenses	$ 15,797,000	$ 22,289,000	32,782,000	39,760,000
S A L P
Related Party Transactions [Line Items]
Interest paid on loan	$ 252,000	$ 850,000	$ 503,000	$ 3,032,000
Credit facility, interest rate	10.00%		10.00%		10.00%
Maturity date			April 23, 2024
S A L P | Non-Revolving Line of Credit
Related Party Transactions [Line Items]
Maximum non-revolving credit facility	$ 29,123,000		$ 29,123,000
Credit facility, interest rate	10.00%		10.00%
Proceeds from non-revolving credit facility			$ 0
Maturity date			April 23, 2024
Consulting Service Agreement | Director
Related Party Transactions [Line Items]
Research and development expenses	$ 107,000		$ 133,000
Research and development expense payable	$ 107,000		$ 107,000